Other current liabilities	6 Months Ended
Jun. 30, 2022
Text block1 [abstract]
Other current liabilities
Note 11. Other current liabilities

	As of December 31,	As of June 30,
	2021	2022

	$ in thousands
VAT Payables	71	70
Accruals for personnel related expenses	12,483	9,624
Other	1,177	1,189

Total	13,731	10,884

Accruals for personnel are related to annual bonuses, paid
time-off
or PTO accruals and social expenses on stock options.
Other current liabilities are stable between December 31, 2021 and June 30, 2022.